Bankers acceptance notes payable (Notes Payable to Banks [Member])	12 Months Ended
Dec. 31, 2014
Notes Payable to Banks [Member]
Debt Disclosure [Text Block]
Note 10 – Bankers acceptance notes payable

Bankers acceptance notes payable do not carry a stated interest rate, but have a specific due date usually for a period of six months. These notes are negotiable documents issued by financial institutions on the Company’s behalf to vendors. These notes can either be endorsed by the vendor to other third parties as payment, or can be factored to other financial institutions before becoming due. These notes are short-term in nature. As collateral security for financial institutions’ undertakings, the Company is required to maintain deposits with such financial institutions in restricted cash amounts equal to 50% of the balances of the bankers acceptance notes. As of December 31, 2014 and December 31, 2013, deposits of $3,583,800 and $3,598,299 were reported as restricted cash on balance sheet.

Bankers acceptance notes payable consisted of the following:

	December 31,	December 31,
	2014	2013

Bankers acceptance notes payable issued by Bank of China, for six months (7/8/2014 – 1/8/2015), repaid in full in 2015	$1,140,300	$—
Bankers acceptance notes payable issued by Bank of China, for six months (7/9/2014 – 1/9/2015), repaid in full in 2015	1,140,300	—
Bankers acceptance notes payable issued by Bank of China, for six months (11/11/2014 – 5/10/2015)	1,140,300	—
Bankers acceptance notes payable issued by Bank of China, for six months (11/12/2014 – 5/11/2015)	1,140,300	—
Bankers acceptance notes payable issued by Bank of China, for six months (11/13/2014 – 5/12/2015)	2,606,400	—
Bankers acceptance notes payable issued by Bank of China, for six months (7/15/2013 – 1/15/2014), repaid in full in 2014	—	1,144,913
Bankers acceptance notes payable issued by Bank of China, for six months (7/16/2013 – 1/16/2014), repaid in full in 2014	—	1,144,913
Bankers acceptance notes payable issued by Bank of China, for six months (11/21/2013 – 5/20/2014), repaid in full in 2014	—	2,289,827
Bankers acceptance notes payable issued by Bank of China, for six months (11/26/2013 – 5/25/2014), repaid in full in 2014	—	2,616,945

Total	$7,167,600	$7,196,598

The Company has historically either received the proceeds of bankers acceptance notes through discounting with commercial agents or had such bankers acceptance notes paid directly to vendors, in which case, the Company receives no proceeds. In 2013, the Company started to discount all its bankers acceptance notes with commercial agents and then use such proceeds to fund its working capital needs, including making payments to various vendors. The proceeds from bankers acceptance notes sent directly to vendors for payment of goods were $4,887,000 and nil for years ended December 31, 2014 and 2013, respectively; and the net proceeds from bankers acceptance notes discounted to fund working capital needs were $9,145,650 and $19,636,541 for years ended December 31, 2014 and 2013, respectively.

For years ended December 31, 2014 and 2013, the Company incurred interest expense of $296,170 and $395,820 from discounting bankers acceptance notes, respectively. Interest expense was related to the discounting of these notes, rather than the imputation of interest on these notes. The discount rate is usually in line with the prevailing short-term bank loan rate at the time of discounting.